Derivatives and hedging activities (Tables)	12 Months Ended
Dec. 31, 2019
Fair value of derivative instruments
Fair value of derivative instruments
	Trading			Hedging			[1]
end of 2019	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)
Derivative instruments (CHF billion)
Forwards and forward rate agreements	6,226.5	0.9	0.9	0.0	0.0	0.0
Swaps	9,184.5	50.8	48.4	113.2	0.5	0.1
Options bought and sold (OTC)	1,355.4	16.3	16.4	0.0	0.0	0.0
Futures	264.2	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	103.4	0.3	0.2	0.0	0.0	0.0
Interest rate products	17,134.0	68.3	65.9	113.2	0.5	0.1
Forwards	1,073.5	8.0	9.1	14.1	0.1	0.1
Swaps	389.5	10.9	13.7	0.0	0.0	0.0
Options bought and sold (OTC)	270.8	3.0	3.5	0.0	0.0	0.0
Futures	9.1	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	0.1	0.0	0.0	0.0	0.0	0.0
Foreign exchange products	1,743.0	21.9	26.3	14.1	0.1	0.1
Forwards	1.0	0.0	0.0	0.0	0.0	0.0
Swaps	175.2	4.3	4.6	0.0	0.0	0.0
Options bought and sold (OTC)	213.6	7.7	7.3	0.0	0.0	0.0
Futures	41.2	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	427.2	5.4	5.1	0.0	0.0	0.0
Equity/index-related products	858.2	17.4	17.0	0.0	0.0	0.0
Credit derivatives [2]	538.1	6.2	7.2	0.0	0.0	0.0
Forwards	13.2	0.2	0.1	0.0	0.0	0.0
Swaps	11.6	1.0	0.5	0.0	0.0	0.0
Options bought and sold (OTC)	15.5	0.2	0.1	0.0	0.0	0.0
Futures	14.8	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	1.7	0.0	0.0	0.0	0.0	0.0
Other products [3]	56.8	1.4	0.7	0.0	0.0	0.0
Total derivative instruments	20,330.1	115.2	117.1	127.3	0.6	0.2
The notional amount, PRV and NRV (trading and hedging) was CHF 20,457.4 billion, CHF 115.8 billion and CHF 117.3 billion, respectively, as of December 31, 2019.
1 Relates to derivative contracts that qualify for hedge accounting under US GAAP.
2 Primarily credit default swaps.
3 Primarily precious metals, commodity and energy products.
Fair value of derivative instruments (continued)
	Trading				Hedging				[1]
end of 2018	Notional amount		Positive replacement value (PRV)	Negative replacement value (NRV)	Notional amount		Positive replacement value (PRV)	Negative replacement value (NRV)
Derivative instruments (CHF billion)
Forwards and forward rate agreements	7,477.7		3.6	3.7	0.0		0.0	0.0
Swaps	13,149.6	[2]	49.0	45.4	116.5	[2]	0.1	0.2
Options bought and sold (OTC)	2,027.6		17.0	17.1	0.0		0.0	0.0
Futures	256.8		0.0	0.0	0.0		0.0	0.0
Options bought and sold (exchange-traded)	111.1		0.3	0.3	0.0		0.0	0.0
Interest rate products	23,022.8	[2]	69.9	66.5	116.5	[2]	0.1	0.2
Forwards	1,124.5		9.5	10.5	12.0		0.1	0.1
Swaps	456.6		14.4	17.4	0.0		0.0	0.0
Options bought and sold (OTC)	313.0		3.9	4.3	0.0		0.0	0.0
Futures	10.7		0.0	0.0	0.0		0.0	0.0
Options bought and sold (exchange-traded)	1.3		0.0	0.0	0.0		0.0	0.0
Foreign exchange products	1,906.1		27.8	32.2	12.0		0.1	0.1
Forwards	0.7		0.2	0.1	0.0		0.0	0.0
Swaps	152.9		4.1	5.0	0.0		0.0	0.0
Options bought and sold (OTC)	212.3		7.3	6.7	0.0		0.0	0.0
Futures	39.2		0.0	0.0	0.0		0.0	0.0
Options bought and sold (exchange-traded)	356.7		11.9	14.4	0.0		0.0	0.0
Equity/index-related products	761.8		23.5	26.2	0.0		0.0	0.0
Credit derivatives [3]	469.4		5.4	6.6	0.0		0.0	0.0
Forwards	8.2		0.1	0.1	0.0		0.0	0.0
Swaps	13.5		1.5	0.6	0.0		0.0	0.0
Options bought and sold (OTC)	9.5		0.1	0.1	0.0		0.0	0.0
Futures	9.3		0.0	0.0	0.0		0.0	0.0
Options bought and sold (exchange-traded)	1.9		0.0	0.0	0.0		0.0	0.0
Other products [4]	42.4		1.7	0.8	0.0		0.0	0.0
Total derivative instruments	26,202.5	[2]	128.3	132.3	128.5	[2]	0.2	0.3
The notional amount, PRV and NRV (trading and hedging) was CHF 26,331.0 billion, CHF 128.5 billion and CHF 132.6 billion, respectively, as of December 31, 2018.
1 Relates to derivative contracts that qualify for hedge accounting under US GAAP.
2 Prior period has been corrected
3 Primarily credit default swaps.
4 Primarily precious metals, commodity and energy products.

Fair value hedges
Gains or losses on fair value hedges
	2019	2018	2017
in	Net interest income	Trading revenues	Trading revenues
Interest rate products (CHF million)
Hedged items	(1,721)	423	290
Derivatives designated as hedging instruments	1,550	(415)	(285)
Net gains/(losses) on the ineffective portion	–	8	5
As a result of the adoption of ASU 2017-12 on January 1, 2019 the gains/(losses) on interest rate risk hedges are included in net interest income while, in prior periods they were recorded in trading revenue. Additionally, the gains/(losses) on the ineffective portion are no longer separately measured and reported. The accrued interest on fair value hedges is recorded in net interest income and is excluded from this table.

Hedged items in fair value hedges
	2019
	Hedged items
end of	Carrying amount	Hedging adjustments	[1]	Disconti- nued hedges	[2]
Assets and liabilities (CHF billion)
Net loans	15.2	0.1		0.7
Long-term debt	65.8	1.2		0.3
1 Relates to cumulative amount of fair value hedging adjustments included in the carrying amount.
2 Relates to cumulative amount of fair value hedging adjustments remaining for any hedged items for which hedge accounting has been discontinued.

Cash flow hedges
Cash flow hedges
in	2019	2018	2017
Interest rate products (CHF million)
Gains/(losses) recognized in AOCI on derivatives	85	(76)	(56)
Gains/(losses) reclassified from AOCI into interest and dividend income	3	(85)	(11)
Foreign exchange products (CHF million)
Gains/(losses) recognized in AOCI on derivatives	(5)	(86)	(31)
Trading revenues	(7)	(37)	(17)
Total other operating expenses	(16)	(5)	0
Gains/(losses) reclassified from AOCI into income	(23)	(42)	(17)
Gains/(losses) excluded from the assessment of effectiveness reported in trading revenues [1]	(20)	–	–
Interest rate and foreign exchange products (CHF million)
Net gains/(losses) on the ineffective portion	–	0	(1)	[2]
As a result of the adoption of ASU 2017-12 on January 1, 2019 the gains/(losses) on the ineffective portion are no longer separately measured and reported.
1 Related to the forward points of a foreign currency forward.
2 Included in trading revenues.

Net investment hedges
Net investment hedges
in	2019	2018	2017
Foreign exchange products (CHF million)
Gains/(losses) recognized in the cumulative translation adjustments section of AOCI	(133)	131	(475)
Gains/(losses) reclassified from the cumulative translation adjustments section of AOCI into other revenues	0	(2)	8

Credit protection sold/purchased
Credit protection sold/purchased
	2019							2018
end of	Credit protection sold	Credit protection purchased	[1]	Net credit protection (sold)/ purchased	Other protection purchased		Fair value of credit protection sold	Credit protection sold	Credit protection purchased	[1]	Net credit protection (sold)/ purchased	Other protection purchased		Fair value of credit protection sold
Single-name instruments (CHF billion)
Investment grade [2]	(52.6)	47.9		(4.7)	11.5		0.5	(46.0)	43.1		(2.9)	11.8		0.2
Non-investment grade	(32.1)	29.5		(2.6)	16.1		0.9	(26.2)	24.3		(1.9)	17.7		(0.2)
Total single-name instruments	(84.7)	77.4		(7.3)	27.6		1.4	(72.2)	67.4		(4.8)	29.5		0.0
of which sovereign	(17.2)	15.4		(1.8)	4.1		0.0	(16.4)	15.0		(1.4)	5.5		(0.1)
of which non-sovereign	(67.5)	62.0		(5.5)	23.5		1.4	(55.8)	52.4		(3.4)	24.0		0.1
Multi-name instruments (CHF billion)
Investment grade [2]	(109.5)	108.9		(0.6)	44.0		0.7	(102.9)	102.4		(0.5)	25.1		(0.8)
Non-investment grade	(27.7)	24.5		(3.2)	17.1	[3]	1.0	(26.5)	25.3		(1.2)	8.4	[3]	0.1
Total multi-name instruments	(137.2)	133.4		(3.8)	61.1		1.7	(129.4)	127.7		(1.7)	33.5		(0.7)
of which sovereign	0.0	0.0		0.0	0.0		0.0	(0.2)	0.2		0.0	0.0		0.0
of which non-sovereign	(137.2)	133.4		(3.8)	61.1		1.7	(129.2)	127.5		(1.7)	33.5		(0.7)
Total instruments (CHF billion)
Investment grade [2]	(162.1)	156.8		(5.3)	55.5		1.2	(148.9)	145.5		(3.4)	36.9		(0.6)
Non-investment grade	(59.8)	54.0		(5.8)	33.2		1.9	(52.7)	49.6		(3.1)	26.1		(0.1)
Total instruments	(221.9)	210.8		(11.1)	88.7		3.1	(201.6)	195.1		(6.5)	63.0		(0.7)
of which sovereign	(17.2)	15.4		(1.8)	4.1		0.0	(16.6)	15.2		(1.4)	5.5		(0.1)
of which non-sovereign	(204.7)	195.4		(9.3)	84.6		3.1	(185.0)	179.9		(5.1)	57.5		(0.6)
1 Represents credit protection purchased with identical underlyings and recoveries.
2 Based on internal ratings of BBB and above.
3 Includes synthetic securitized loan portfolios.

Contingent credit risk
Contingent credit risk
	2019				2018
end of	Bilateral counterparties	Special purpose entities	Accelerated terminations	Total	Bilateral counterparties	Special purpose entities	Accelerated terminations	Total
Contingent credit risk (CHF billion)
Current net exposure	3.1	0.0	0.3	3.4	3.6	0.1	0.3	4.0
Collateral posted	2.7	0.1	–	2.8	3.4	0.1	–	3.5
Impact of a one-notch downgrade event	0.1	0.0	0.0	0.1	0.2	0.0	0.0	0.2
Impact of a two-notch downgrade event	0.2	0.0	0.0	0.2	0.9	0.0	0.1	1.0
Impact of a three-notch downgrade event	0.7	0.1	0.1	0.9	1.0	0.1	0.2	1.3
The impact of a downgrade event reflects the amount of additional collateral required for bilateral counterparties and special purpose entities and the amount of additional termination expenses for accelerated terminations, respectively.

Reconciliation of notional amount of credit derivatives included in fair value of derivative instruments to credit protection sold/purchased
Credit derivatives
end of	2019	2018
Credit derivatives (CHF billion)
Credit protection sold	221.9	201.6
Credit protection purchased	210.8	195.1
Other protection purchased	88.7	63.0
Other instruments [1]	16.7	9.7
Total credit derivatives	538.1	469.4
1 Consists of total return swaps and other derivative instruments.

Maturity of credit protection sold
Maturity of credit protection sold
end of	Maturity less than 1 year	Maturity between 1 to 5 years	Maturity greater than 5 years	Total
2019 (CHF billion)
Single-name instruments	19.2	60.6	4.9	84.7
Multi-name instruments	41.9	79.8	15.5	137.2
Total instruments	61.1	140.4	20.4	221.9
2018 (CHF billion)
Single-name instruments	13.1	54.9	4.2	72.2
Multi-name instruments	28.8	80.6	20.0	129.4
Total instruments	41.9	135.5	24.2	201.6